Related Party Transactions - Amounts Due from and Due to Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Related Party Transaction
Amount due from related parties	$ 5,726	$ 1,762
Amount due to related parties	$ (2,140)	(3,450)
Acquisitions from KNOT | Tove Knutsen
Related Party Transaction
Percentage of interest acquired	100.00%
KOAS [Member]
Related Party Transaction
Amount due from related parties	$ 170	55
Amount due to related parties	(1,596)	(2,489)
KNOT and affiliates
Related Party Transaction
Amount due from related parties	5,556	1,707
Amount due to related parties	(544)	$ (961)
KNOT and affiliates | Vigdis Knutsen [Member]
Related Party Transaction
Amount due from related parties	$ 3,600